Interest and other income	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Interest and Other Income	Interest and other income

$ million
	2024		2023	2022
Interest income	2,372		2,313	1,046
Dividend income (from investments in equity securities)	83		49	216
Net (losses)/gains on sale and revaluation of non-current assets and businesses	(288)		257	642
Net foreign exchange losses on financing activities	(1,025)	[A]	(458)	(340)
Other	582		677	(649)
Total	1,724		2,838	915
[A]Net foreign exchange losses on financing activities include a $1,124 million loss from cumulative currency translation differences reclassified to profit and loss. This reclassification was mainly due to changes in the funding structure of Shell's UK businesses. These differences were previously recognised in equity as part of accumulated other comprehensive income.
Other includes amounts recognised in respect of sublease income from partners in joint operations (2024: $493 million, 2023: $418 million, 2022: $319 million).
In 2022, Other included the full write-down of the Nord Stream 2 loan amounting to $1,126 million as a result of Shell's withdrawal from Russian oil and gas activities.